Average Annual Total Returns{- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-13 - Fidelity Convertible Securities Fund	Fidelity Advisor Convertible Securities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Convertible Securities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Inception Date	ML014 Past 1 year	ML014 Past 5 years	ML014 Past 10 years
Total	3.43%	15.14%	11.75%	(1.75%)	12.08%	9.35%	4.03%	11.11%	8.68%	5.62%	15.36%	11.68%	7.97%	15.64%	11.73%	10.04%	16.84%	12.70%	10.15%		21.29%	[1]	Oct. 02, 2018	6.34%	16.87%	13.89%

[1]	(a)Since inception October 2, 2018.